UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	9-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2009

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

GOVERNMENT BONDS — 77.1%
AUSTRIA ― 1.6%
Republic of Austria, 4.35%, 3/15/19(1)	EUR	13,000,000	$ 20,022,400
Republic of Austria, 4.15%, 3/15/37(1)	EUR	5,725,000	8,210,025
			28,232,425
BELGIUM ― 3.5%
Kingdom of Belgium, 4.00%, 3/28/18	EUR	33,650,000	51,001,085
Kingdom of Belgium, 5.00%, 3/28/35	EUR	7,150,000	11,540,919
			62,542,004
CANADA ― 3.9%
Government of Canada, 3.75%, 6/1/12	CAD	22,000,000	21,626,638
Government of Canada, 5.00%, 6/1/14	CAD	28,500,000	29,581,011
Government of Canada, 5.75%, 6/1/33	CAD	15,701,000	18,704,230
			69,911,879
DENMARK ― 4.4%
Kingdom of Denmark, 6.00%, 11/15/09	DKK	197,000,000	38,951,052
Kingdom of Denmark, 5.00%, 11/15/13	DKK	180,000,000	38,593,680
			77,544,732
FINLAND ― 3.0%
Government of Finland, 4.25%, 9/15/12	EUR	15,100,000	23,585,099
Government of Finland, 3.125%, 9/15/14	EUR	20,000,000	30,021,562
			53,606,661
FRANCE ― 4.2%
Government of France, 4.00%, 4/25/14	EUR	14,770,000	23,029,203
Government of France, 3.25%, 4/25/16	EUR	6,100,000	9,090,137
Government of France, 4.25%, 4/25/19	EUR	13,170,000	20,499,330
Government of France, 5.50%, 4/25/29	EUR	6,600,000	11,479,021
Government of France, 4.75%, 4/25/35	EUR	6,285,000	10,141,040
			74,238,731
GERMANY ― 18.6%
German Federal Republic, 4.25%, 10/12/12	EUR	38,200,000	59,884,072
German Federal Republic, 3.50%, 1/4/16	EUR	54,700,000	83,764,307
German Federal Republic, 3.75%, 1/4/19	EUR	77,290,000	118,296,771
German Federal Republic, 5.625%, 1/4/28	EUR	19,340,000	34,206,656
German Federal Republic, 4.75%, 7/4/34	EUR	12,980,000	21,098,507
German Federal Republic, 4.25%, 7/4/39	EUR	7,260,000	11,210,691
			328,461,004
IRELAND ― 1.6%
Republic of Ireland, 4.00%, 1/15/14	EUR	11,500,000	17,412,677
Republic of Ireland, 5.90%, 10/18/19	EUR	7,100,000	11,405,760
			28,818,437
ITALY ― 5.8%
Republic of Italy, 5.25%, 8/1/17	EUR	44,550,000	72,753,825
Republic of Italy, 5.00%, 8/1/34	EUR	9,410,000	14,200,302
Republic of Italy, 4.00%, 2/1/37	EUR	11,500,000	14,989,234
			101,943,361
JAPAN ― 9.8%
Government of Japan, 1.20%, 3/20/12	JPY	5,670,000,000	64,590,690
Government of Japan, 1.20%, 6/20/15	JPY	2,350,000,000	26,909,064
Government of Japan, 1.80%, 6/20/18	JPY	1,580,000,000	18,628,792

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Government of Japan, 1.50%, 9/20/18	JPY	2,650,000,000	$ 30,433,271
Government of Japan, 2.10%, 12/20/26	JPY	1,701,000,000	19,384,635
Government of Japan, 2.40%, 3/20/37	JPY	1,100,000,000	12,799,103
			172,745,555
NETHERLANDS ― 4.2%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	27,000,000	42,407,672
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	7,350,000	11,377,437
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	14,250,000	20,724,785
			74,509,894
PORTUGAL ― 1.3%
Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19	EUR	14,400,000	22,565,103
SPAIN ― 4.3%
Government of Spain, 5.40%, 7/30/11	EUR	11,550,000	18,131,240
Government of Spain, 4.25%, 1/31/14	EUR	15,660,000	24,523,577
Government of Spain, 4.30%, 10/31/19	EUR	9,600,000	14,650,446
Government of Spain, 4.90%, 7/30/40	EUR	11,800,000	18,456,365
			75,761,628
SWEDEN ― 3.3%
Government of Sweden, 5.25%, 3/15/11	SEK	100,000,000	15,256,442
Government of Sweden, 5.50%, 10/8/12	SEK	132,860,000	20,952,367
Government of Sweden, 6.75%, 5/5/14	SEK	130,300,000	21,971,410
			58,180,219
UNITED KINGDOM ― 7.6%
Government of United Kingdom, 5.00%, 3/7/12	GBP	5,300,000	9,147,430
Government of United Kingdom, 5.00%, 9/7/14	GBP	10,600,000	18,793,482
Government of United Kingdom, 4.00%, 9/7/16	GBP	8,400,000	14,248,346
Government of United Kingdom, 8.00%, 6/7/21	GBP	3,100,000	6,951,741
Government of United Kingdom, 4.25%, 6/7/32	GBP	11,370,000	18,789,723
Government of United Kingdom, 4.25%, 3/7/36	GBP	12,600,000	20,597,095
Government of United Kingdom, 4.50%, 12/7/42	GBP	26,700,000	45,841,501
			134,369,318
TOTAL GOVERNMENT BONDS
(Cost $1,279,513,119)			1,363,430,951
CREDIT — 13.3%
AUSTRALIA ― 0.6%
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	10,459,825
FRANCE ― 1.7%
Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11	JPY	2,750,000,000	30,583,407
GERMANY ― 3.8%
Eurohypo AG (Covered Bond), 3.75%, 4/11/11	EUR	44,300,000	66,981,234
JAPAN ― 0.8%
Development Bank of Japan, 2.30%, 3/19/26	JPY	1,280,000,000	14,793,229
MULTI-NATIONAL ― 4.6%
European Investment Bank, 5.375%, 10/15/12	EUR	39,000,000	62,805,280

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

European Investment Bank, MTN, 4.75%, 6/6/12	GBP	10,550,000	$ 17,976,022
			80,781,302
SPAIN ― 0.1%
FTA Santander Auto, Class A, VRN, 0.908%, 11/25/09, resets quarterly off the 3-month Euribor plus 0.06% with no caps	EUR	1,016,632	1,463,072
UNITED KINGDOM ― 1.7%
Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13	EUR	20,000,000	29,352,460
TOTAL CREDIT
(Cost $201,724,925)			234,414,529
SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES ― 0.1%
U.S. Treasury Bills, 0.10%, 10/22/09(2)
(Cost $1,999,790) USD		2,000,000	1,999,970
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.27%, 7/15/10, valued at $18,921,592), in a joint trading account at 0.02%, dated 9/30/09, due 10/1/09 (Delivery value $18,549,010) (Cost $18,549,000)			18,549,000
TOTAL INVESTMENT SECURITIES — 91.5%
(Cost $1,501,786,834)			1,618,394,450
OTHER ASSETS AND LIABILITIES — 8.5%			149,425,182
TOTAL NET ASSETS — 100.0%			$1,767,819,632

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
3,079,250	CHF for GBP	10/30/09	$ 2,971,923	$ 20,920
900,000	AUD for USD	10/30/09	792,216	(39,636)
520,000	AUD for USD	10/30/09	457,725	(5,268)
8,267,605	CAD for USD	10/30/09	7,722,043	(191,250)
2,240,000	CAD for USD	10/30/09	2,092,187	(12,181)
1,140,000	CAD for USD	10/30/09	1,064,774	(3,351)
480,000	CAD for USD	10/30/09	448,326	667
220,000	CAD for USD	10/30/09	205,483	(3,234)
3,250,000	CHF for USD	10/30/09	3,136,723	24,141
2,480,000	CHF for USD	10/30/09	2,393,561	(3,107)
286,870,000	DKK for USD	10/30/09	56,367,392	(1,606,630)
320,000	DKK for USD	10/30/09	62,877	(228)
3,090,000	EUR for USD	10/30/09	4,521,751	(102,097)
2,780,000	EUR for USD	10/30/09	4,068,113	9,313
2,000,000	EUR for USD	10/30/09	2,926,700	13,290
1,000,000	EUR for USD	10/30/09	1,463,350	(28,463)
13,098,883	GBP for USD	10/30/09	20,931,535	302,148
3,340,000	GBP for USD	10/30/09	5,337,198	148,018
1,000,000	GBP for USD	10/30/09	1,597,963	34,998
650,000	GBP for USD	10/30/09	1,038,676	32,069
170,000	GBP for USD	10/30/09	271,654	8,744
637,000,000	JPY for USD	10/30/09	7,097,643	(358,970)
525,000,000	JPY for USD	10/30/09	5,849,705	(208,851)
124,000,000	JPY for USD	10/30/09	1,381,645	(35,333)
114,000,000	JPY for USD	10/30/09	1,270,222	(16,731)
94,000,000	JPY for USD	10/30/09	1,047,376	(16,742)
3,690,000	NOK for USD	10/30/09	638,303	(23,508)
269,337,683	SEK for USD	10/30/09	38,642,700	(804,276)
6,880,000	SEK for USD	10/30/09	987,095	(5,246)
5,840,000	SEK for USD	10/30/09	837,883	(7,508)
			$177,624,742	$ (2,878,302)
(Value on Settlement Date $174,746,440)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
1,830,000	GBP for CHF	10/30/09	$ 2,924,273	$ (68,570)
22,573,000	AUD for USD	10/30/09	19,869,657	1,241,515
2,240,000	AUD for USD	10/30/09	1,971,738	42,034
1,610,000	AUD for USD	10/30/09	1,417,186	74,285
320,000	AUD for USD	10/30/09	281,677	3,841
4,310,000	CAD for USD	10/30/09	4,025,592	89,159
153,060	CHF for USD	10/30/09	147,725	4,488
49,531,443	EUR for USD	10/30/09	72,481,837	2,018,356
2,330,000	EUR for USD	10/30/09	3,409,605	12,922
2,130,000	EUR for USD	10/30/09	3,116,935	(18,638)
2,000,000	EUR for USD	10/30/09	2,926,700	72,940
2,000,000	EUR for USD	10/30/09	2,926,700	(22,996)
1,640,000	EUR for USD	10/30/09	2,399,894	66,141
990,000	EUR for USD	10/30/09	1,448,716	8,581
970,000	EUR for USD	10/30/09	1,419,449	11,116
860,000	EUR for USD	10/30/09	1,258,481	4,455
2,970,000	GBP for USD	10/30/09	4,745,951	(207,799)
2,300,000	GBP for USD	10/30/09	3,675,316	(56,434)
1,570,000	GBP for USD	10/30/09	2,508,802	9,359
450,000	GBP for USD	10/30/09	719,084	(13,652)
440,000	GBP for USD	10/30/09	703,104	(24,551)
4,270,842,637	JPY for USD	10/30/09	47,586,993	2,247,757

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

325,000,000	JPY for USD	10/30/09	$ 3,621,246	$ 59,798
117,000,000	JPY for USD	10/30/09	1,303,649	9,973
115,000,000	JPY for USD	10/30/09	1,281,364	7,027
107,961,912	NOK for USD	10/30/09	18,675,452	936,065
2,890,000	NOK for USD	10/30/09	499,918	12,786
1,293,957	NZD for USD	10/30/09	932,684	55,821
970,000	NZD for USD	10/30/09	699,176	15,068
5,940,000	SEK for USD	10/30/09	852,230	5,437
			$209,831,134	$ 6,596,284
(Value on Settlement Date $203,234,850)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $28,232,425, which represented 1.6% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

International Bond – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	–	$ 1,363,430,951	–
Credit	–	234,414,529	–
Short-Term Investments	–	1,999,970	–
Temporary Cash Investments	–	18,549,000	–
Total Value of Investment Securities	–	$ 1,618,394,450	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 3,717,982	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 3,717,982	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,503,271,822
Gross tax appreciation of investments	$ 131,149,478
Gross tax depreciation of investments	(16,026,850)
Net tax appreciation (depreciation) of investments	$ 115,122,628

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 25, 2009